Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2065 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Advisor Freedom 2065 Fund - Class A
Bar Chart Table:
Annual Return 2020	16.98%
Annual Return 2021	15.73%
Annual Return 2022	(18.50%)
Annual Return 2023	18.91%